Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income (loss) before income taxes	$ 169,834	$ (1,843,457)	$ 423,576
Effects of higher tax rates in local jurisdictions	(16,857)	(6,639)	(8,902)
Income tax expense reported in the consolidated statements of operations	$ (16,857)	$ (6,639)	$ (8,902)